Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets $ in Thousands	Dec. 31, 2022 USD ($)
Amortization expense of intangible assets
2023	$ 64,017
2024	56,694
2025	55,122
2026	55,118
2027	$ 52,806